GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
GOODWILL.
Goodwill	$ 45,545	$ 155	$ 157
Addition (Note3)	45,545
Impairment loss	$ (164)	$ 0	$ 0
Goodwill Impairment Loss Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	true	true	true
Foreign exchange difference	$ 9	$ (2)